Reconciliation of Beginning and Ending Balance of Other Postretirement Benefit Plan Assets Measured at Fair Value (Detail) (Postretirement Benefit Plans, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Actual gain on plan assets	$ 1
Purchases and sales	45
Ending Balance	46
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Actual gain on plan assets	1
Purchases and sales	45
Ending Balance	$ 46